Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Dec. 21, 2021 $ / shares	Nov. 01, 2021	Sep. 30, 2021 AUD ($) $ / shares	Sep. 30, 2021 NZD ($) $ / shares	Sep. 30, 2020 AUD ($) $ / shares	Sep. 30, 2020 NZD ($) $ / shares	Sep. 30, 2019 AUD ($) $ / shares	Sep. 30, 2019 NZD ($) $ / shares	Sep. 30, 2018 AUD ($)
Dividends
Final dividend 60 cents per share (2020: 31 cents, 2019: 80 cents) all fully franked at 30%			$ 2,201		$ 1,120		$ 2,791		$ 3,227
Total dividends not recognised at year end			$ 2,201		$ 1,120		$ 2,791
Final dividend per share | $ / shares	$ 0.60		$ 0.60		$ 0.31		$ 0.80
Dividend tax rate (as a percent)			30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Shares Issued to satisfy DRP for 2020 final ordinary dividend
Dividends
Trading period to determine number of shares for dividend reinvestment plan		10 days
Off-market buy back of shares
Dividends
Maximum value of shares authorized for buy back			$ 3,500
New Zealand
Dividends
Imputation credits per share | $ / shares				$ 0.07		$ 0.07		$ 0.07
Parent Entity
Dividends
Final dividend 60 cents per share (2020: 31 cents, 2019: 80 cents) all fully franked at 30%			2,201		$ 1,120		$ 2,791
Total dividends not recognised at year end			2,201		1,120
Parent Entity | Australia
Dividends
Franking credits			$ 3,857		$ 3,448		$ 1,558
Parent Entity | New Zealand
Dividends
Imputation credits				$ 820		$ 980		$ 860